Fair value measurement - Estimate of fair value (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other assets
Biological assets	$ 7,790	$ 27,279
Other financial assets
Other	72,866	91,784
Assets and liabilities measured at fair value
Gain/Loss recognised in profit or loos	7,615	(7,504)	$ (1,891)
Proceeds from divested of certain timber farm plantations and associated property, plant and equipment	$ 12,734
MAI for gum to determine annual growth rate	15
MAI for pine to determine annual growth rate	10.5
Density index for pine	0.94
Density index for wood pulp	1
At fair value [member]
Other assets
Biological assets	$ 7,790	27,279
Other financial assets
Other		82,638
Other liabilities
Contingent consideration in a business combinations	(26,222)
Level 3 of fair value hierarchy [member] | At fair value [member]
Other assets
Biological assets	7,790	27,279
Other financial assets
Other		82,638
Other liabilities
Contingent consideration in a business combinations	(26,222)
Assets and liabilities measured at fair value
Beginning of period	27,279	17,365
Gain/Loss recognised in profit or loos	(7,615)	7,504
Disposals of biological assets	(12,168)
Translation differences and other	294	2,410
End of period	7,790	27,279	$ 17,365
Cross currency swap | At fair value [member]
Other financial liabilities
Other financial liabilities - derivatives	(20,384)	(33,648)
Cross currency swap | Level 2 of fair value hierarchy [member] | At fair value [member]
Other financial liabilities
Other financial liabilities - derivatives	(20,384)	(33,648)
Interest rate swap contract [member] | At fair value [member]
Other financial liabilities
Other financial liabilities - derivatives	(3,079)	(4,392)
Interest rate swap contract [member] | Level 2 of fair value hierarchy [member] | At fair value [member]
Other financial liabilities
Other financial liabilities - derivatives	(3,079)	$ (4,392)
Debt investments | At fair value [member]
Other financial assets
Other	67,079
Debt investments | Level 3 of fair value hierarchy [member] | At fair value [member]
Other financial assets
Other	67,079
Equity securities | At fair value [member]
Other financial assets
Other	2,523
Equity securities | Level 1 of fair value hierarchy [member] | At fair value [member]
Other financial assets
Other	$ 2,523